Label		Element	Value
Prospectus:		rr_ProspectusTable
Supplement Text Block		jhfiiretports-20150701_SupplementTextBlock

John Hancock Funds II
Supplement dated July 1, 2015 to the current Class R1, Class R2, and Class R4 Prospectus

John Hancock Retirement Choices Portfolios (the funds)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for each of the funds are revised and restated as follows:

Retirement Choices at 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4
Management fee	0.18	0.18	0.18
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.25
Service plan fee [1]	0.25	0.25	0.10
Additional other expenses	1.80	1.80	1.80
Total other expenses [2]	2.05	2.05	1.90
Acquired fund fees and expenses [2]	0.45	0.45	0.45
Total annual fund operating expenses [3]	3.18	2.93	2.78
Contractual expense reimbursement [4,5,6]	– 1.95	– 1.95	– 2.05	[7]
Total annual fund operating expenses after expense reimbursements	1.23	0.98	0.73
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4
1 year	146	120	95
3 years	816	741	686

Retirement Choices at 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4
Management fee	0.19	0.19	0.19
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.25	0.10
Additional other expenses	0.08	0.08	0.09
Total other expenses [2]	0.33	0.33	0.19
Acquired fund fees and expenses [3]	0.42	0.42	0.42
Total annual fund operating expenses [4]	1.44	1.19	1.05
Contractual expense reimbursement [5,6,7]	– 0.23	– 0.23	– 0.34	[8]
Total annual fund operating expenses after expense reimbursements	1.21	0.96	0.71
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[8]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4
1 year	123	98	73
3 years	433	355	300
5 years	765	632	546
10 years	1,704	1,423	1,252

Retirement Choices at 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4
Management fee	0.19	0.19	0.19
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.25	0.10
Additional other expenses	0.07	0.08	0.08
Total other expenses [2]	0.32	0.33	0.18
Acquired fund fees and expenses [3]	0.42	0.42	0.42
Total annual fund operating expenses [4]	1.43	1.19	1.04
Contractual expense reimbursement [5,6]	– 0.22	– 0.23	– 0.33	[7]
Total annual fund operating expenses after expense reimbursements	1.21	0.96	0.71
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4
1 year	123	98	73
3 years	431	355	298
5 years	761	632	542
10 years	1,694	1,423	1,241

Retirement Choices at 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4
Management fee	0.20	0.20	0.20
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.25	0.10
Additional other expenses	0.07	0.07	0.06
Total other expenses [2]	0.32	0.32	0.16
Acquired fund fees and expenses [3]	0.42	0.42	0.42
Total annual fund operating expenses [4]	1.44	1.19	1.03
Contractual expense reimbursement [5,6]	– 0.23	– 0.23	– 0.32	[7]
Total annual fund operating expenses after expense reimbursements	1.21	0.96	0.71
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4
1 year	123	98	73
3 years	433	355	296
5 years	765	632	538
10 years	1,704	1,423	1,230

Retirement Choices at 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4
Management fee	0.21	0.21	0.21
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.25	0.10
Additional other expenses	0.07	0.07	0.07
Total other expenses [2]	0.32	0.32	0.17
Acquired fund fees and expenses [3]	0.40	0.40	0.40
Total annual fund operating expenses [4]	1.43	1.18	1.03
Contractual expense reimbursement [5,6]	– 0.23	– 0.23	– 0.33	[7]
Total annual fund operating expenses after expense reimbursements	1.20	0.95	0.70
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4
1 year	122	97	72
3 years	430	352	295
5 years	760	627	537
10 years	1,693	1,411	1,230

Retirement Choices at 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4
Management fee	0.24	0.24	0.24
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.25	0.10
Additional other expenses	0.06	0.06	0.07
Total other expenses [2]	0.31	0.31	0.17
Acquired fund fees and expenses [3]	0.37	0.37	0.37
Total annual fund operating expenses [4]	1.42	1.17	1.03
Contractual expense reimbursement [5,6]	– 0.22	– 0.22	– 0.33	[7]
Total annual fund operating expenses after expense reimbursements	1.20	0.95	0.70
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4
1 year	122	97	72
3 years	428	350	295
5 years	755	622	537
10 years	1,683	1,401	1,230

Retirement Choices at 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4
Management fee	0.30	0.30	0.30
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.25	0.10
Additional other expenses	0.06	0.06	0.06
Total other expenses [2]	0.31	0.31	0.16
Acquired fund fees and expenses [3]	0.32	0.32	0.32
Total annual fund operating expenses [4]	1.43	1.18	1.03
Contractual expense reimbursement [5,6]	– 0.23	– 0.23	– 0.33	[7]
Total annual fund operating expenses after expense reimbursements	1.20	0.95	0.70
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4
1 year	122	97	72
3 years	430	352	295
5 years	760	627	537
10 years	1,693	1,411	1,230

Retirement Choices at 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4
Management fee	0.37	0.37	0.37
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.25	0.10
Additional other expenses	0.06	0.06	0.06
Total other expenses [2]	0.31	0.31	0.16
Acquired fund fees and expenses [3]	0.25	0.25	0.25
Total annual fund operating expenses [4]	1.43	1.18	1.03
Contractual expense reimbursement [5,6]	– 0.24	– 0.24	– 0.34	[7]
Total annual fund operating expenses after expense reimbursements	1.19	0.94	0.69
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4
1 year	121	96	70
3 years	429	351	294
5 years	759	626	536
10 years	1,692	1,410	1,229

Retirement Choices at 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4
Management fee	0.45	0.45	0.45
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.25	0.10
Additional other expenses	0.07	0.07	0.07
Total other expenses [2]	0.32	0.32	0.17
Acquired fund fees and expenses [3]	0.19	0.19	0.19
Total annual fund operating expenses [4]	1.46	1.21	1.06
Contractual expense reimbursement [5,6]	– 0.26	– 0.26	– 0.36	[7]
Total annual fund operating expenses after expense reimbursements	1.20	0.95	0.70
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4
1 year	122	97	72
3 years	436	358	301
5 years	773	640	550
10 years	1,724	1,443	1,262

Retirement Choices at 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R2	Class R4
Management fee	0.46	0.46	0.46
Distribution and service (Rule 12b-1) fees	0.50	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.25	0.10
Additional other expenses	0.10	0.10	0.10
Total other expenses [2]	0.35	0.35	0.20
Acquired fund fees and expenses [3]	0.17	0.17	0.17
Total annual fund operating expenses [4]	1.48	1.23	1.08
Contractual expense reimbursement [5,6,7]	– 0.31	– 0.31	– 0.41	[8]
Total annual fund operating expenses after expense reimbursements	1.17	0.92	0.67
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, and 0.25%% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[8]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R2	Class R4
1 year	119	94	68
3 years	437	360	303
5 years	779	646	556
10 years	1,742	1,461	1,280

John Hancock Funds II
Supplement dated July 1, 2015 to the current Class R3 and Class R5 Prospectus

John Hancock Retirement Choices Portfolios (the funds)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for each of the funds are revised and restated as follows:

Retirement Choices at 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5
Management fee	0.18	0.18
Distribution and service (Rule 12b-1) fees	0.50	0.00
Service plan fee	0.15	0.05
Additional other expenses	1.80	1.80
Total other expenses [1]	1.95	1.85
Acquired fund fees and expenses [1]	0.45	0.45
Total annual fund operating expenses [2]	3.08	2.48
Contractual expense reimbursement [3,4]	– 1.93	– 1.93
Total annual fund operating expenses after expense reimbursements	1.15	0.55
[1]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5
1 year	117	56
3 years	769	587
5 years	1,447	1,146
10 years	3,257	2,669

Retirement Choices at 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5
Management fee	0.19	0.19
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.08	0.08
Total other expenses [1]	0.23	0.13
Acquired fund fees and expenses [2]	0.42	0.42
Total annual fund operating expenses [3]	1.34	0.74
Contractual expense reimbursement 4, [5]	– 0.21	– 0.21
Total annual fund operating expenses after expense reimbursements	1.13	0.53
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5
1 year	115	54
3 years	404	215
5 years	714	391
10 years	1,594	899

Retirement Choices at 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5
Management fee	0.19	0.19
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.07	0.07
Total other expenses [1]	0.22	0.12
Acquired fund fees and expenses [2]	0.42	0.42
Total annual fund operating expenses [3]	1.33	0.73
Contractual expense reimbursement [4]	– 0.20	– 0.20
Total annual fund operating expenses after expense reimbursements	1.13	0.53
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5
1 year	115	54
3 years	402	213
5 years	710	386
10 years	1,584	888

Retirement Choices at 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5
Management fee	0.20	0.20
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.06	0.06
Total other expenses [1]	0.21	0.11
Acquired fund fees and expenses [2]	0.42	0.42
Total annual fund operating expenses [3]	1.33	0.73
Contractual expense reimbursement [4]	– 0.20	– 0.20
Total annual fund operating expenses after expense reimbursements	1.13	0.53
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5
1 year	115	54
3 years	402	213
5 years	710	386
10 years	1,584	888

Retirement Choices at 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5
Management fee	0.21	0.21
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.06	0.06
Total other expenses [1]	0.21	0.11
Acquired fund fees and expenses [2]	0.40	0.40
Total annual fund operating expenses [3]	1.32	0.72
Contractual expense reimbursement [4]	– 0.20	– 0.20
Total annual fund operating expenses after expense reimbursements	1.12	0.52
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5
1 year	114	53
3 years	399	210
5 years	704	381
10 years	1,573	876

Retirement Choices at 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5
Management fee	0.24	0.24
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.06	0.06
Total other expenses [1]	0.21	0.11
Acquired fund fees and expenses [2]	0.37	0.37
Total annual fund operating expenses [3]	1.32	0.72
Contractual expense reimbursement [4]	– 0.20	– 0.20
Total annual fund operating expenses after expense reimbursements	1.12	0.52
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5
1 year	114	53
3 years	399	210
5 years	704	381
10 years	1,573	876

Retirement Choices at 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5
Management fee	0.30	0.30
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.05	0.05
Total other expenses [1]	0.20	0.10
Acquired fund fees and expenses [2]	0.32	0.32
Total annual fund operating expenses [3]	1.32	0.72
Contractual expense reimbursement [4]	– 0.20	– 0.20
Total annual fund operating expenses after expense reimbursements	1.12	0.52
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5
1 year	114	53
3 years	399	210
5 years	704	381
10 years	1,573	876

Retirement Choices at 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5
Management fee	0.37	0.37
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.06	0.06
Total other expenses [1]	0.21	0.11
Acquired fund fees and expenses [2]	0.25	0.25
Total annual fund operating expenses [3]	1.33	0.73
Contractual expense reimbursement [4]	– 0.22	– 0.22
Total annual fund operating expenses after expense reimbursements	1.11	0.51
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5
1 year	113	52
3 years	400	211
5 years	708	384
10 years	1,582	886

Retirement Choices at 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5
Management fee	0.45	0.45
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.07	0.07
Total other expenses [1]	0.22	0.12
Acquired fund fees and expenses [2]	0.19	0.19
Total annual fund operating expenses [3]	1.36	0.76
Contractual expense reimbursement [4]	– 0.24	– 0.24
Total annual fund operating expenses after expense reimbursements	1.12	0.52
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5
1 year	114	53
3 years	407	219
5 years	722	399
10 years	1,614	920

Retirement Choices at 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R3	Class R5
Management fee	0.46	0.46
Distribution and service (Rule 12b-1) fees	0.50	0.00
Other expenses
Service plan fee	0.15	0.05
Additional other expenses	0.09	0.09
Total other expenses [1]	0.24	0.14
Acquired fund fees and expenses [2]	0.17	0.17
Total annual fund operating expenses [3]	1.37	0.77
Contractual expense reimbursement 4, [5]	– 0.28	– 0.28
Total annual fund operating expenses after expense reimbursements	1.09	0.49
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R3	Class R5
1 year	111	50
3 years	406	218
5 years	723	400
10 years	1,622	928

John Hancock Funds II
Supplement dated July 1, 2015 to the current Class R6 Prospectus

John Hancock Retirement Choices Portfolios (the funds)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for each of the funds are revised and restated as follows:

Retirement Choices at 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.18
Other expenses [1]	1.80
Acquired fund fees and expenses [1]	0.45
Total annual fund operating expenses [2]	2.43
Contractual expense reimbursement [3,4,5]	– 1.95
Total annual fund operating expenses after expense reimbursements	0.48
[1] Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	69
3 years	590

Retirement Choices at 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.19
Other expenses [1]	0.07
Acquired fund fees and expenses [2]	0.42
Total annual fund operating expenses [3]	0.68
Contractual expense reimbursement [4,5,6]	– 0.22
Total annual fund operating expenses after expense reimbursements	0.46
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	47
3 years	195
5 years	357
10 years	826

Retirement Choices at 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.19
Other expenses [1]	0.08
Acquired fund fees and expenses [2]	0.42
Total annual fund operating expenses [3]	0.69
Contractual expense reimbursement [4,5]	– 0.23
Total annual fund operating expenses after expense reimbursements	0.46
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	47
3 years	198
5 years	361
10 years	837

Retirement Choices at 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.20
Other expenses [1]	0.06
Acquired fund fees and expenses [2]	0.42
Total annual fund operating expenses [3]	0.68
Contractual expense reimbursement [4,5]	– 0.22
Total annual fund operating expenses after expense reimbursements	0.46
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	47
3 years	195
5 years	357
10 years	826

Retirement Choices at 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.21
Other expenses [1]	0.08
Acquired fund fees and expenses [2]	0.40
Total annual fund operating expenses [3]	0.69
Contractual expense reimbursement [4,5]	– 0.24
Total annual fund operating expenses after expense reimbursements	0.45
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	46
3 years	197
5 years	360
10 years	836

Retirement Choices at 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.24
Other expenses [1]	0.05
Acquired fund fees and expenses [2]	0.37
Total annual fund operating expenses [3]	0.66
Contractual expense reimbursement [4,5]	– 0.21
Total annual fund operating expenses after expense reimbursements	0.45
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	46
3 years	190
5 years	347
10 years	803

Retirement Choices at 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.30
Other expenses [1]	0.05
Acquired fund fees and expenses [2]	0.32
Total annual fund operating expenses [3]	0.67
Contractual expense reimbursement [4,5]	– 0.22
Total annual fund operating expenses after expense reimbursements	0.45
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	46
3 years	192
5 years	351
10 years	814

Retirement Choices at 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.37
Other expenses [1]	0.06
Acquired fund fees and expenses [2]	0.25
Total annual fund operating expenses [3]	0.68
Contractual expense reimbursement [4,5]	– 0.24
Total annual fund operating expenses after expense reimbursements	0.44
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	45
3 years	193
5 years	355
10 years	824

Retirement Choices at 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.45
Other expenses [1]	0.07
Acquired fund fees and expenses [2]	0.19
Total annual fund operating expenses [3]	0.71
Contractual expense reimbursement [4,5]	– 0.26
Total annual fund operating expenses after expense reimbursements	0.45
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	46
3 years	201
5 years	369
10 years	858

Retirement Choices at 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.46
Other expenses [1]	0.10
Acquired fund fees and expenses [2]	0.17
Total annual fund operating expenses [3]	0.73
Contractual expense reimbursement [4,5,6]	– 0.31
Total annual fund operating expenses after expense reimbursements	0.42
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	43
3 years	202
5 years	375
10 years	877

John Hancock Funds II
Supplement dated July 1, 2015 to the current Class 1 Prospectus

John Hancock Retirement Choices Portfolios (the funds)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for each of the funds are revised and restated as follows:

Retirement Choices at 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.18
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	1.78
Acquired fund fees and expenses [1]	0.45
Total annual fund operating expenses [2]	2.46
Contractual expense reimbursement [3,4]	– 1.93
Total annual fund operating expenses after expense reimbursements	0.53
[1]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	54
3 years	581
5 years	1,136
10 years	2,649

Retirement Choices at 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.19
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.06
Acquired fund fees and expenses [2]	0.42
Total annual fund operating expenses [3]	0.72
Contractual expense reimbursement [4,5]	– 0.21
Total annual fund operating expenses after expense reimbursements	0.51
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	52
3 years	209
5 years	380
10 years	875

Retirement Choices at 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.19
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.05
Acquired fund fees and expenses [1]	0.42
Total annual fund operating expenses [2]	0.71
Contractual expense reimbursement [3]	– 0.20
Total annual fund operating expenses after expense reimbursements	0.51
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	52
3 years	207
5 years	375
10 years	864

Retirement Choices at 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.20
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Acquired fund fees and expenses [1]	0.42
Total annual fund operating expenses [2]	0.71
Contractual expense reimbursement [3]	– 0.20
Total annual fund operating expenses after expense reimbursements	0.51
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	52
3 years	207
5 years	375
10 years	864

Retirement Choices at 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.21
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.04
Acquired fund fees and expenses [2]	0.40
Total annual fund operating expenses [3]	0.70
Contractual expense reimbursement [4]	– 0.20
Total annual fund operating expenses after expense reimbursements	0.50
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	51
3 years	204
5 years	370
10 years	852

Retirement Choices at 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.24
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.04
Acquired fund fees and expenses [2]	0.37
Total annual fund operating expenses [3]	0.70
Contractual expense reimbursement [4]	– 0.20
Total annual fund operating expenses after expense reimbursements	0.50
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	51
3 years	204
5 years	370
10 years	852

Retirement Choices at 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.30
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.04
Acquired fund fees and expenses [2]	0.32
Total annual fund operating expenses [3]	0.71
Contractual expense reimbursement [4]	– 0.20
Total annual fund operating expenses after expense reimbursements	0.51
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	52
3 years	207
5 years	375
10 years	864

Retirement Choices at 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.37
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.04
Acquired fund fees and expenses [2]	0.25
Total annual fund operating expenses [3]	0.71
Contractual expense reimbursement [4]	– 0.22
Total annual fund operating expenses after expense reimbursements	0.49
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	50
3 years	205
5 years	373
10 years	862

Retirement Choices at 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.45
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.05
Acquired fund fees and expenses [1]	0.19
Total annual fund operating expenses [2]	0.74
Contractual expense reimbursement [3]	– 0.24
Total annual fund operating expenses after expense reimbursements	0.50
[1]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	51
3 years	212
5 years	388
10 years	896

Retirement Choices at 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.46
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	0.08
Acquired fund fees and expenses [2]	0.17
Total annual fund operating expenses [3]	0.76
Contractual expense reimbursement [4,5]	– 0.28
Total annual fund operating expenses after expense reimbursements	0.48
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	49
3 years	215
5 years	395
10 years	916

John Hancock Funds II
Supplement dated July 1, 2015 to the current Class I Prospectus

John Hancock Retirement Living through II Portfolios (the funds)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the funds are revised and restated as follows:

Retirement Living through II 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.22
Other expenses [1]	21.74
Acquired fund fees and expenses [1]	0.39
Total annual fund operating expenses [2]	22.35
Contractual expense reimbursement [3,4]	– 21.78
Total annual fund operating expenses after expense reimbursements	0.57
[1]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	58
3 years	3,952
5 years	6,611
10 years	10,133

Retirement Living through II 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.22
Other expenses [1]	23.89
Acquired fund fees and expenses [2]	0.39
Total annual fund operating expenses [3]	24.50
Contractual expense reimbursement [4,5]	– 23.92
Total annual fund operating expenses after expense reimbursements	0.58
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	59
3 years	4,227
5 years	6,927
10 years	10,219

Retirement Living through II 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.22
Other expenses [1]	19.20
Acquired fund fees and expenses [2]	0.39
Total annual fund operating expenses [3]	19.81
Contractual expense reimbursement [4,5]	– 19.23
Total annual fund operating expenses after expense reimbursements	0.58
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	59
3 years	3,606
5 years	6,181
10 years	9,936

Retirement Living through II 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.22
Other expenses [1]	15.28
Acquired fund fees and expenses [2]	0.39
Total annual fund operating expenses [3]	15.89
Contractual expense reimbursement [4,5]	– 15.31
Total annual fund operating expenses after expense reimbursements	0.58
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	59
3 years	3,026
5 years	5,382
10 years	9,362

Retirement Living through II 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.22
Other expenses [1]	15.52
Acquired fund fees and expenses [2]	0.41
Total annual fund operating expenses [3]	16.15
Contractual expense reimbursement [4,5]	– 15.55
Total annual fund operating expenses after expense reimbursements	0.60
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	61
3 years	3,068
5 years	5,441
10 years	9,413

Retirement Living through II 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.24
Other expenses [1]	12.06
Acquired fund fees and expenses [2]	0.40
Total annual fund operating expenses [3]	12.70
Contractual expense reimbursement [4,5]	– 12.09
Total annual fund operating expenses after expense reimbursements	0.61
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	62
3 years	2,514
5 years	4,602
10 years	8,568

Retirement Living through II 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.27
Other expenses [1]	10.75
Acquired fund fees and expenses [2]	0.40
Total annual fund operating expenses [3]	11.42
Contractual expense reimbursement [4,5]	– 10.78
Total annual fund operating expenses after expense reimbursements	0.64
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	65
3 years	2,298
5 years	4,254
10 years	8,144

Retirement Living through II 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.31
Other expenses [1]	15.74
Acquired fund fees and expenses [2]	0.37
Total annual fund operating expenses [3]	16.42
Contractual expense reimbursement [4,5]	– 15.79
Total annual fund operating expenses after expense reimbursements	0.63
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	64
3 years	3,112
5 years	5,503
10 years	9,463

Retirement Living through II 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.34
Other expenses [1]	19.01
Acquired fund fees and expenses [2]	0.35
Total annual fund operating expenses [3]	19.70
Contractual expense reimbursement [4,5]	– 19.08
Total annual fund operating expenses after expense reimbursements	0.62
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	63
3 years	3,594
5 years	6,162
10 years	9,925

Retirement Living through II 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	0.37
Other expenses [1]	12.52
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	13.27
Contractual expense reimbursement [4,5]	– 12.61
Total annual fund operating expenses after expense reimbursements	0.66
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	67
3 years	2,612
5 years	4,754
10 years	8,737

John Hancock Funds II
Supplement dated July 1, 2015 to the current Class R1, Class R3 and Class R5 Prospectus

John Hancock Retirement Living through II Portfolios (the funds)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the funds are revised and restated as follows:

Retirement Living through II 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R3	Class R5
Management fee	0.22	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.50	0.50	0.00
Service plan fee	0.25	0.15	0.05
Additional other expenses	21.65	21.65	21.65
Total other expenses [1]	21.90	21.80	21.70
Acquired fund fees and expenses [1]	0.39	0.39	0.39
Total annual fund operating expenses [2]	23.01	22.91	22.31
Contractual expense reimbursement [3,4]	– 21.78	– 21.78	– 21.78
Total annual fund operating expenses after expense reimbursements	1.23	1.13	0.53
[1]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R5
1 year	125	115	54
3 years	4,079	4,060	3,944
5 years	6,738	6,719	6,603
10 years	10,169	10,164	10,130

Retirement Living through II 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R3	Class R5
Management fee	0.22	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.50	0.50	0.00
Other expenses
Service plan fee	0.25	0.15	0.05
Additional other expenses	23.79	23.79	23.79
Total other expenses [1]	24.04	23.94	23.84
Acquired fund fees and expenses [2]	0.39	0.39	0.39
Total annual fund operating expenses [3]	25.15	25.05	24.45
Contractual expense reimbursement [4,5]	– 23.92	– 23.92	– 23.92
Total annual fund operating expenses after expense reimbursements	1.23	1.13	0.53
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R5
1 year	125	115	54
3 years	4,346	4,328	4,217
5 years	7,037	7,021	6,919
10 years	10,235	10,233	10,217

Retirement Living through II 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R3	Class R5
Management fee	0.22	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.50	0.50	0.00
Other expenses
Service plan fee	0.25	0.15	0.05
Additional other expenses	19.10	19.10	19.10
Total other expenses [1]	19.35	19.25	19.15
Acquired fund fees and expenses [2]	0.39	0.39	0.39
Total annual fund operating expenses [3]	20.46	20.36	19.76
Contractual expense reimbursement [4,5]	– 19.23	– 19.23	– 19.23
Total annual fund operating expenses after expense reimbursements	1.23	1.13	0.53
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R5
1 year	125	115	54
3 years	3,740	3,720	3,596
5 years	6,324	6,303	6,169
10 years	10,002	9,992	9,931

Retirement Living through II 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R3	Class R5
Management fee	0.22	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.50	0.50	0.00
Other expenses
Service plan fee	0.25	0.15	0.05
Additional other expenses	15.18	15.18	15.18
Total other expenses [1]	15.43	15.33	15.23
Acquired fund fees and expenses [2]	0.39	0.39	0.39
Total annual fund operating expenses [3]	16.54	16.44	15.84
Contractual expense reimbursement [4,5]	– 15.31	– 15.31	– 15.31
Total annual fund operating expenses after expense reimbursements	1.23	1.13	0.53
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R5
1 year	125	115	54
3 years	3,173	3,151	3,015
5 years	5,558	5,532	5,368
10 years	9,492	9,473	9,352

Retirement Living through II 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R3	Class R5
Management fee	0.22	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.50	0.50	0.00
Other expenses
Service plan fee	0.25	0.15	0.05
Additional other expenses	15.42	15.42	15.42
Total other expenses [1]	15.67	15.57	15.47
Acquired fund fees and expenses [2]	0.41	0.41	0.41
Total annual fund operating expenses [3]	16.80	16.70	16.10
Contractual expense reimbursement [4,5]	– 15.55	– 15.55	– 15.55
Total annual fund operating expenses after expense reimbursements	1.25	1.15	0.55
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R5
1 year	127	117	56
3 years	3,214	3,192	3,057
5 years	5,615	5,589	5,428
10 years	9,537	9,519	9,403

Retirement Living through II 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R3	Class R5
Management fee	0.24	0.24	0.24
Distribution and service (Rule 12b-1) fees	0.50	0.50	0.00
Other expenses
Service plan fee	0.25	0.15	0.05
Additional other expenses	11.96	11.96	11.96
Total other expenses [1]	12.21	12.11	12.01
Acquired fund fees and expenses [2]	0.40	0.40	0.40
Total annual fund operating expenses [3]	13.35	13.25	12.65
Contractual expense reimbursement [4,5]	– 12.09	– 12.09	– 12.09
Total annual fund operating expenses after expense reimbursements	1.26	1.16	0.56
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R5
1 year	128	118	57
3 years	2,672	2,648	2,501
5 years	4,808	4,777	4,586
10 years	8,771	8,741	8,552

Retirement Living through II 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R3	Class R5
Management fee	0.27	0.27	0.27
Distribution and service (Rule 12b-1) fees	0.50	0.50	0.00
Other expenses
Service plan fee	0.25	0.15	0.05
Additional other expenses	10.65	10.65	10.65
Total other expenses [1]	10.90	10.80	10.70
Acquired fund fees and expenses [2]	0.40	0.40	0.40
Total annual fund operating expenses [3]	12.07	11.97	11.37
Contractual expense reimbursement [4,5]	– 10.78	– 10.78	– 10.78
Total annual fund operating expenses after expense reimbursements	1.29	1.19	0.59
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R5
1 year	131	121	60
3 years	2,461	2,436	2,286
5 years	4,473	4,440	4,237
10 years	8,383	8,347	8,125

Retirement Living through II 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R3	Class R5
Management fee	0.31	0.31	0.31
Distribution and service (Rule 12b-1) fees	0.50	0.50	0.00
Other expenses
Service plan fee	0.25	0.15	0.05
Additional other expenses	15.64	15.64	15.64
Total other expenses [1]	15.89	15.79	15.69
Acquired fund fees and expenses [2]	0.37	0.37	0.37
Total annual fund operating expenses [3]	17.07	16.97	16.37
Contractual expense reimbursement [4,5]	– 15.79	– 15.79	– 15.79
Total annual fund operating expenses after expense reimbursements	1.28	1.18	0.58
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R5
1 year	130	120	59
3 years	3,257	3,235	3,100
5 years	5,674	5,648	5,489
10 years	9,583	9,565	9,454

Retirement Living through II 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R3	Class R5
Management fee	0.34	0.34	0.34
Distribution and service (Rule 12b-1) fees	0.50	0.50	0.00
Other expenses
Service plan fee	0.25	0.15	0.05
Additional other expenses	18.91	18.91	18.91
Total other expenses [1]	19.16	19.06	18.96
Acquired fund fees and expenses [2]	0.35	0.35	0.35
Total annual fund operating expenses [3]	20.35	20.25	19.65
Contractual expense reimbursement [4,5]	– 19.08	– 19.08	– 19.08
Total annual fund operating expenses after expense reimbursements	1.27	1.17	0.57
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R5
1 year	129	119	58
3 years	3,728	3,708	3,583
5 years	6,307	6,285	6,151
10 years	9,992	9,983	9,919

Retirement Living through II 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R1	Class R3	Class R5
Management fee	0.37	0.37	0.37
Distribution and service (Rule 12b-1) fees	0.50	0.50	0.00
Other expenses
Service plan fee	0.25	0.15	0.05
Additional other expenses	12.42	12.42	12.42
Total other expenses [1]	12.67	12.57	12.47
Acquired fund fees and expenses [2]	0.38	0.38	0.38
Total annual fund operating expenses [3]	13.92	13.82	13.22
Contractual expense reimbursement [4,5]	– 12.61	– 12.61	– 12.61
Total annual fund operating expenses after expense reimbursements	1.31	1.21	0.61
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R5
1 year	133	123	62
3 years	2,768	2,745	2,600
5 years	4,954	4,924	4,738
10 years	8,925	8,897	8,722

John Hancock Funds II
Supplement dated July 1, 2015 to the current Class R2 and Class R4 Prospectus

John Hancock Retirement Living through II Portfolios (the funds)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the funds are revised and restated as follows:

Retirement Living through II 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2	Class R4
Management fee	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.25	0.25
Service plan fee [1]	0.25	0.10
Additional other expenses	21.65	21.65
Total other expenses [2]	21.90	21.75
Acquired fund fees and expenses [2]	0.39	0.39
Total annual fund operating expenses [3]	22.76	22.61
Contractual expense reimbursement [4,5,6]	– 21.80	– 21.90	[7]
Total annual fund operating expenses after expense reimbursements	0.96	0.71
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2	Class R4
1 year	98	73
3 years	4,030	3,995
5 years	6,690	6,657
10 years	10,156	10,148

Retirement Living through II 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2	Class R4
Management fee	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.10
Additional other expenses	23.79	23.79
Total other expenses [2]	24.04	23.89
Acquired fund fees and expenses [3]	0.39	0.39
Total annual fund operating expenses [4]	24.90	24.75
Contractual expense reimbursement [5,6,7]	– 23.94	– 24.04	[8]
Total annual fund operating expenses after expense reimbursements	0.96	0.71
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[8]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2	Class R4
1 year	98	73
3 years	4,299	4,266
5 years	6,995	6,966
10 years	10,230	10,225

Retirement Living through II 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2	Class R4
Management fee	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.10
Additional other expenses	19.09	19.10
Total other expenses [2]	19.34	19.20
Acquired fund fees and expenses [3]	0.39	0.39
Total annual fund operating expenses [4]	20.20	20.06
Contractual expense reimbursement [5,6,7]	– 19.24	– 19.35	[8]
Total annual fund operating expenses after expense reimbursements	0.96	0.71
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[8]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2	Class R4
1 year	98	73
3 years	3,687	3,650
5 years	6,267	6,231
10 years	9,977	9,962

Retirement Living through II 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2	Class R4
Management fee	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.10
Additional other expenses	15.18	15.18
Total other expenses [2]	15.43	15.28
Acquired fund fees and expenses [3]	0.39	0.39
Total annual fund operating expenses [4]	16.29	16.14
Contractual expense reimbursement [5,6,7]	– 15.33	– 15.43	[8]
Total annual fund operating expenses after expense reimbursements	0.96	0.71
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[8]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2	Class R4
1 year	98	73
3 years	3,116	3,074
5 years	5,490	5,445
10 years	9,443	9,412

Retirement Living through II 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2	Class R4
Management fee	0.22	0.22
Distribution and service (Rule 12b-1) fees	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.10
Additional other expenses	15.42	15.43
Total other expenses [2]	15.67	15.53
Acquired fund fees and expenses [3]	0.41	0.41
Total annual fund operating expenses [4]	16.55	16.41
Contractual expense reimbursement [5,6,7]	– 15.57	– 15.68	[8]
Total annual fund operating expenses after expense reimbursements	0.98	0.73
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[8]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2	Class R4
1 year	100	75
3 years	3,157	3,117
5 years	5,548	5,505
10 years	9,491	9,463

Retirement Living through II 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2	Class R4
Management fee	0.24	0.24
Distribution and service (Rule 12b-1) fees	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.10
Additional other expenses	11.97	11.97
Total other expenses [2]	12.22	12.07
Acquired fund fees and expenses [3]	0.40	0.40
Total annual fund operating expenses [4]	13.11	12.96
Contractual expense reimbursement [5,6,7]	– 12.12	– 12.22	[8]
Total annual fund operating expenses after expense reimbursements	0.99	0.74
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[8]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2	Class R4
1 year	101	76
3 years	2,611	2,567
5 years	4,731	4,678
10 years	8,697	8,649

Retirement Living through II 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2	Class R4
Management fee	0.27	0.27
Distribution and service (Rule 12b-1) fees	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.10
Additional other expenses	10.65	10.65
Total other expenses [2]	10.90	10.75
Acquired fund fees and expenses [3]	0.40	0.40
Total annual fund operating expenses [4]	11.82	11.67
Contractual expense reimbursement [5,6,7]	– 10.80	– 10.90	[8]
Total annual fund operating expenses after expense reimbursements	1.02	0.77
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[8]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2	Class R4
1 year	104	79
3 years	2,397	2,352
5 years	4,388	4,332
10 years	8,293	8,236

Retirement Living through II 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2	Class R4
Management fee	0.31	0.31
Distribution and service (Rule 12b-1) fees	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.10
Additional other expenses	15.64	15.63
Total other expenses [2]	15.89	15.73
Acquired fund fees and expenses [3]	0.37	0.37
Total annual fund operating expenses [4]	16.82	16.66
Contractual expense reimbursement [5,6,7]	– 15.81	– 15.90	[8]
Total annual fund operating expenses after expense reimbursements	1.01	0.76
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[8]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2	Class R4
1 year	103	78
3 years	3,200	3,158
5 years	5,608	5,561
10 years	9,538	9,508

Retirement Living through II 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2	Class R4
Management fee	0.34	0.34
Distribution and service (Rule 12b-1) fees	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.10
Additional other expenses	18.91	18.91
Total other expenses [2]	19.16	19.01
Acquired fund fees and expenses [3]	0.35	0.35
Total annual fund operating expenses [4]	20.10	19.95
Contractual expense reimbursement [5,6,7]	– 19.10	– 19.20	[8]
Total annual fund operating expenses after expense reimbursements	1.00	0.75
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[8]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2	Class R4
1 year	102	77
3 years	3,675	3,638
5 years	6,251	6,213
10 years	9,967	9,951

Retirement Living through II 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R2	Class R4
Management fee	0.37	0.37
Distribution and service (Rule 12b-1) fees	0.25	0.25
Other expenses
Service plan fee [1]	0.25	0.10
Additional other expenses	12.43	12.43
Total other expenses [2]	12.68	12.53
Acquired fund fees and expenses [3]	0.38	0.38
Total annual fund operating expenses [4]	13.68	13.53
Contractual expense reimbursement [5,6,7]	– 12.64	– 12.74	[8]
Total annual fund operating expenses after expense reimbursements	1.04	0.79
[1]	"Service plan fee" has been restated to reflect maximum allowable fees.
[2]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[5]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[7]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[8]
The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2	Class R4
1 year	106	81
3 years	2,709	2,665
5 years	4,879	4,828
10 years	8,857	8,812

John Hancock Funds II
Supplement dated July 1, 2015 to the current Class R6 Prospectus

John Hancock Retirement Living through II Portfolios (the funds)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the funds are revised and restated as follows:

Retirement Living through II 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.22
Other expenses [1]	21.65
Acquired fund fees and expenses [1]	0.39
Total annual fund operating expenses [2]	22.26
Contractual expense reimbursement [3,4,5]	– 21.80
Total annual fund operating expenses after expense reimbursements	0.46
[1]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	67
3 years	3,945

Retirement Living through II 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.22
Other expenses [1]	23.79
Acquired fund fees and expenses [2]	0.39
Total annual fund operating expenses [3]	24.40
Contractual expense reimbursement [4,5,6]	– 23.94
Total annual fund operating expenses after expense reimbursements	0.46
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	47
3 years	4,207
5 years	6,909
10 years	10,216

Retirement Living through II 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.22
Other expenses [1]	19.09
Acquired fund fees and expenses [2]	0.39
Total annual fund operating expenses [3]	19.70
Contractual expense reimbursement [4,5,6]	– 19.24
Total annual fund operating expenses after expense reimbursements	0.46
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	47
3 years	3,583
5 years	6,155
10 years	9,924

Retirement Living through II 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.22
Other expenses [1]	15.18
Acquired fund fees and expenses [2]	0.39
Total annual fund operating expenses [3]	15.79
Contractual expense reimbursement [4,5,6]	– 15.33
Total annual fund operating expenses after expense reimbursements	0.46
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	47
3 years	3,002
5 years	5,353
10 years	9,341

Retirement Living through II 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.22
Other expenses [1]	15.42
Acquired fund fees and expenses [2]	0.41
Total annual fund operating expenses [3]	16.05
Contractual expense reimbursement [4,5,6]	– 15.57
Total annual fund operating expenses after expense reimbursements	0.48
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	49
3 years	3,044
5 years	5,413
10 years	9,392

Retirement Living through II 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.24
Other expenses [1]	11.97
Acquired fund fees and expenses [2]	0.40
Total annual fund operating expenses [3]	12.61
Contractual expense reimbursement [4,5,6]	– 12.12
Total annual fund operating expenses after expense reimbursements	0.49
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	50
3 years	2,489
5 years	4,571
10 years	8,538

Retirement Living through II 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.27
Other expenses [1]	10.65
Acquired fund fees and expenses [2]	0.40
Total annual fund operating expenses [3]	11.32
Contractual expense reimbursement [4,5,6]	– 10.80
Total annual fund operating expenses after expense reimbursements	0.52
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	53
3 years	2,271
5 years	4,218
10 years	8,105

Retirement Living through II 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.31
Other expenses [1]	15.63
Acquired fund fees and expenses [2]	0.37
Total annual fund operating expenses [3]	16.31
Contractual expense reimbursement [4,5,6]	– 15.80
Total annual fund operating expenses after expense reimbursements	0.51
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	52
3 years	3,086
5 years	5,472
10 years	9,442

Retirement Living through II 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.34
Other expenses [1]	18.92
Acquired fund fees and expenses [2]	0.35
Total annual fund operating expenses [3]	19.61
Contractual expense reimbursement [4,5,6]	– 19.11
Total annual fund operating expenses after expense reimbursements	0.50
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	51
3 years	3,573
5 years	6,140
10 years	9,915

Retirement Living through II 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee	0.37
Other expenses [1]	12.42
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	13.17
Contractual expense reimbursement [4,5,6]	– 12.63
Total annual fund operating expenses after expense reimbursements	0.54
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[6]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 year	55
3 years	2,586
5 years	4,721
10 years	8,706

John Hancock Funds II
Supplement dated July 1, 2015 to the current Class 1 Prospectus

John Hancock Retirement Living through II Portfolios (the funds)

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the funds are revised and restated as follows:

Retirement Living through II 2055 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.22
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	21.63
Acquired fund fees and expenses [1]	0.39
Total annual fund operating expenses [2]	22.29
Contractual expense reimbursement [3,4]	– 21.78
Total annual fund operating expenses after expense reimbursements	0.51
[1]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[2]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[3]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[4]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	52
3 years	3,940
5 years	6,599
10 years	10,129

Retirement Living through II 2050 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.22
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	23.77
Acquired fund fees and expenses [2]	0.39
Total annual fund operating expenses [3]	24.43
Contractual expense reimbursement [4,5]	– 23.92
Total annual fund operating expenses after expense reimbursements	0.51
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	52
3 years	4,214
5 years	6,915
10 years	10,217

Retirement Living through II 2045 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.22
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	19.08
Acquired fund fees and expenses [2]	0.39
Total annual fund operating expenses [3]	19.74
Contractual expense reimbursement [4,5]	– 19.23
Total annual fund operating expenses after expense reimbursements	0.51
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	52
3 years	3,592
5 years	6,165
10 years	9,928

Retirement Living through II 2040 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.22
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	15.16
Acquired fund fees and expenses [2]	0.39
Total annual fund operating expenses [3]	15.82
Contractual expense reimbursement [4,5]	– 15.31
Total annual fund operating expenses after expense reimbursements	0.51
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	52
3 years	3,010
5 years	5,363
10 years	9,347

Retirement Living through II 2035 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.22
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	15.40
Acquired fund fees and expenses [2]	0.41
Total annual fund operating expenses [3]	16.08
Contractual expense reimbursement [4,5]	– 15.55
Total annual fund operating expenses after expense reimbursements	0.53
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	54
3 years	3,052
5 years	5,422
10 years	9,398

Retirement Living through II 2030 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.24
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	11.95
Acquired fund fees and expenses [2]	0.40
Total annual fund operating expenses [3]	12.64
Contractual expense reimbursement [4,5]	– 12.09
Total annual fund operating expenses after expense reimbursements	0.55
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	56
3 years	2,499
5 years	4,582
10 years	8,548

Retirement Living through II 2025 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.27
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	10.63
Acquired fund fees and expenses [2]	0.40
Total annual fund operating expenses [3]	11.35
Contractual expense reimbursement [4,5]	– 10.78
Total annual fund operating expenses after expense reimbursements	0.57
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	58
3 years	2,281
5 years	4,230
10 years	8,118

Retirement Living through II 2020 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.31
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	15.62
Acquired fund fees and expenses [2]	0.37
Total annual fund operating expenses [3]	16.35
Contractual expense reimbursement [4,5]	– 15.79
Total annual fund operating expenses after expense reimbursements	0.56
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	57
3 years	3,096
5 years	5,484
10 years	9,450

Retirement Living through II 2015 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.34
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	18.90
Acquired fund fees and expenses [2]	0.35
Total annual fund operating expenses [3]	19.64
Contractual expense reimbursement [4,5]	– 19.08
Total annual fund operating expenses after expense reimbursements	0.56
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	57
3 years	3,581
5 years	6,149
10 years	9,918

Retirement Living through II 2010 Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class 1
Management fee	0.37
Distribution and service (Rule 12b-1) fees	0.05
Other expenses [1]	12.40
Acquired fund fees and expenses [2]	0.38
Total annual fund operating expenses [3]	13.20
Contractual expense reimbursement [4,5]	– 12.61
Total annual fund operating expenses after expense reimbursements	0.59
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[5]
The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class 1
1 year	60
3 years	2,595
5 years	4,732
10 years	8,716

(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2055 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2055 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.18%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[1]	rr_OtherExpensesOverAssets	2.05%
Component1 Other Expenses	[2]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	1.80%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total annual fund operating expenses	[3]	rr_ExpensesOverAssets	3.18%
Contractual expense reimbursement	[4],[5],[6]	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 816
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2055 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.18%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[1]	rr_OtherExpensesOverAssets	2.05%
Component1 Other Expenses	[2]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	1.80%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total annual fund operating expenses	[3]	rr_ExpensesOverAssets	2.93%
Contractual expense reimbursement	[4],[5],[6]	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 741
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2055 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.18%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[1]	rr_OtherExpensesOverAssets	1.90%
Component1 Other Expenses	[2]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	1.80%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total annual fund operating expenses	[3]	rr_ExpensesOverAssets	2.78%
Contractual expense reimbursement	[4],[5],[6],[7]	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 686
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2050 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2050 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[8]	rr_OtherExpensesOverAssets	0.33%
Component1 Other Expenses	[9]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	[10]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[11]	rr_ExpensesOverAssets	1.44%
Contractual expense reimbursement	[12],[13],[14]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	433
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	765
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,704
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2050 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[8]	rr_OtherExpensesOverAssets	0.33%
Component1 Other Expenses	[9]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	[10]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[11]	rr_ExpensesOverAssets	1.19%
Contractual expense reimbursement	[12],[13],[14]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	355
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	632
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,423
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2050 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[8]	rr_OtherExpensesOverAssets	0.19%
Component1 Other Expenses	[9]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	[10]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[11]	rr_ExpensesOverAssets	1.05%
Contractual expense reimbursement	[12],[13],[14],[15]	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	546
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,252
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2045 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2045 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[16]	rr_OtherExpensesOverAssets	0.32%
Component1 Other Expenses	[17]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[18]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[19]	rr_ExpensesOverAssets	1.43%
Contractual expense reimbursement	[20],[21]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,694
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2045 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[16]	rr_OtherExpensesOverAssets	0.33%
Component1 Other Expenses	[17]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	[18]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[19]	rr_ExpensesOverAssets	1.19%
Contractual expense reimbursement	[20],[21]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	355
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	632
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,423
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2045 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[16]	rr_OtherExpensesOverAssets	0.18%
Component1 Other Expenses	[17]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	[18]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[19]	rr_ExpensesOverAssets	1.04%
Contractual expense reimbursement	[20],[21],[22]	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	298
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,241
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2040 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2040 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.20%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[23]	rr_OtherExpensesOverAssets	0.32%
Component1 Other Expenses	[24]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[25]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[26]	rr_ExpensesOverAssets	1.44%
Contractual expense reimbursement	[27],[28]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	433
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	765
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,704
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2040 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.20%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[23]	rr_OtherExpensesOverAssets	0.32%
Component1 Other Expenses	[24]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[25]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[26]	rr_ExpensesOverAssets	1.19%
Contractual expense reimbursement	[27],[28]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	355
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	632
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,423
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2040 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.20%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[23]	rr_OtherExpensesOverAssets	0.16%
Component1 Other Expenses	[24]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[25]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[26]	rr_ExpensesOverAssets	1.03%
Contractual expense reimbursement	[27],[28],[29]	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	538
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,230
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2035 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2035 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.21%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[30]	rr_OtherExpensesOverAssets	0.32%
Component1 Other Expenses	[31]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[32]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[33]	rr_ExpensesOverAssets	1.43%
Contractual expense reimbursement	[34],[35]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,693
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2035 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.21%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[30]	rr_OtherExpensesOverAssets	0.32%
Component1 Other Expenses	[31]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[32]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[33]	rr_ExpensesOverAssets	1.18%
Contractual expense reimbursement	[34],[35]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,411
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2035 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.21%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[30]	rr_OtherExpensesOverAssets	0.17%
Component1 Other Expenses	[31]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[32]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[33]	rr_ExpensesOverAssets	1.03%
Contractual expense reimbursement	[34],[35],[36]	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	537
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,230
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2030 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2030 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[37]	rr_OtherExpensesOverAssets	0.31%
Component1 Other Expenses	[38]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[39]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[40]	rr_ExpensesOverAssets	1.42%
Contractual expense reimbursement	[41],[42]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,683
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2030 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[37]	rr_OtherExpensesOverAssets	0.31%
Component1 Other Expenses	[38]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[39]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[40]	rr_ExpensesOverAssets	1.17%
Contractual expense reimbursement	[41],[42]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	622
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,401
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2030 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[37]	rr_OtherExpensesOverAssets	0.17%
Component1 Other Expenses	[38]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[39]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[40]	rr_ExpensesOverAssets	1.03%
Contractual expense reimbursement	[41],[42],[43]	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	537
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,230
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2025 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2025 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.30%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[44]	rr_OtherExpensesOverAssets	0.31%
Component1 Other Expenses	[45]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[46]	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total annual fund operating expenses	[47]	rr_ExpensesOverAssets	1.43%
Contractual expense reimbursement	[48],[49]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,693
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2025 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.30%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[44]	rr_OtherExpensesOverAssets	0.31%
Component1 Other Expenses	[45]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[46]	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total annual fund operating expenses	[47]	rr_ExpensesOverAssets	1.18%
Contractual expense reimbursement	[48],[49]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,411
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2025 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.30%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[44]	rr_OtherExpensesOverAssets	0.16%
Component1 Other Expenses	[45]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[46]	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total annual fund operating expenses	[47]	rr_ExpensesOverAssets	1.03%
Contractual expense reimbursement	[48],[49],[50]	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	537
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,230
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2020 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2020 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[51]	rr_OtherExpensesOverAssets	0.31%
Component1 Other Expenses	[52]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[53]	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total annual fund operating expenses	[54]	rr_ExpensesOverAssets	1.43%
Contractual expense reimbursement	[55],[56]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	429
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	759
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,692
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2020 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[51]	rr_OtherExpensesOverAssets	0.31%
Component1 Other Expenses	[52]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[53]	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total annual fund operating expenses	[54]	rr_ExpensesOverAssets	1.18%
Contractual expense reimbursement	[55],[56]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	626
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,410
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2020 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[51]	rr_OtherExpensesOverAssets	0.16%
Component1 Other Expenses	[52]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[53]	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total annual fund operating expenses	[54]	rr_ExpensesOverAssets	1.03%
Contractual expense reimbursement	[55],[56],[57]	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,229
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2015 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2015 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[58]	rr_OtherExpensesOverAssets	0.32%
Component1 Other Expenses	[59]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[60]	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	[61]	rr_ExpensesOverAssets	1.46%
Contractual expense reimbursement	[62],[63]	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	436
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	773
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,724
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2015 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[58]	rr_OtherExpensesOverAssets	0.32%
Component1 Other Expenses	[59]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[60]	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	[61]	rr_ExpensesOverAssets	1.21%
Contractual expense reimbursement	[62],[63]	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	640
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,443
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2015 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[58]	rr_OtherExpensesOverAssets	0.17%
Component1 Other Expenses	[59]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[60]	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	[61]	rr_ExpensesOverAssets	1.06%
Contractual expense reimbursement	[62],[63],[64]	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	301
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	550
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,262
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2010 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2010 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.46%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[65]	rr_OtherExpensesOverAssets	0.35%
Component1 Other Expenses	[66]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	[67]	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total annual fund operating expenses	[68]	rr_ExpensesOverAssets	1.48%
Contractual expense reimbursement	[69],[70],[71]	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	779
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,742
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2010 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.46%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[65]	rr_OtherExpensesOverAssets	0.35%
Component1 Other Expenses	[66]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	[67]	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total annual fund operating expenses	[68]	rr_ExpensesOverAssets	1.23%
Contractual expense reimbursement	[69],[70],[71]	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	646
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,461
(John Hancock Retirement Choices Portfolios - Classes R1, R2 and R4) | (Retirement Choices at 2010 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.46%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[65]	rr_OtherExpensesOverAssets	0.20%
Component1 Other Expenses	[66]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	[67]	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total annual fund operating expenses	[68]	rr_ExpensesOverAssets	1.08%
Contractual expense reimbursement	[69],[70],[71],[72]	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	556
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,280
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2055 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2055 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.18%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[73]	rr_OtherExpensesOverAssets	1.95%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	1.80%
Acquired Fund Fees and Expenses	[73]	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total annual fund operating expenses	[74]	rr_ExpensesOverAssets	3.08%
Contractual expense reimbursement	[75],[76]	rr_FeeWaiverOrReimbursementOverAssets	(1.93%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	769
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,447
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,257
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2055 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.18%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[73]	rr_OtherExpensesOverAssets	1.85%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	1.80%
Acquired Fund Fees and Expenses	[73]	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total annual fund operating expenses	[74]	rr_ExpensesOverAssets	2.48%
Contractual expense reimbursement	[75],[76]	rr_FeeWaiverOrReimbursementOverAssets	(1.93%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	587
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,146
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,669
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2050 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2050 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[77]	rr_OtherExpensesOverAssets	0.23%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	[78]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[79]	rr_ExpensesOverAssets	1.34%
Contractual expense reimbursement	[80],[81]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	404
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	714
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,594
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2050 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[77]	rr_OtherExpensesOverAssets	0.13%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	[78]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[79]	rr_ExpensesOverAssets	0.74%
Contractual expense reimbursement	[80],[81]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	391
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 899
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2045 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2045 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[82]	rr_OtherExpensesOverAssets	0.22%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[83]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[84]	rr_ExpensesOverAssets	1.33%
Contractual expense reimbursement	[85]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	710
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,584
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2045 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[82]	rr_OtherExpensesOverAssets	0.12%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[83]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[84]	rr_ExpensesOverAssets	0.73%
Contractual expense reimbursement	[85]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	213
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	386
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 888
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2040 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2040 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.20%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[86]	rr_OtherExpensesOverAssets	0.21%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[87]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[88]	rr_ExpensesOverAssets	1.33%
Contractual expense reimbursement	[89]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	710
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,584
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2040 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.20%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[86]	rr_OtherExpensesOverAssets	0.11%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[87]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[88]	rr_ExpensesOverAssets	0.73%
Contractual expense reimbursement	[89]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	213
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	386
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 888
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2035 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2035 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.21%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[90]	rr_OtherExpensesOverAssets	0.21%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[91]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[92]	rr_ExpensesOverAssets	1.32%
Contractual expense reimbursement	[93]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	399
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	704
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,573
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2035 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.21%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[90]	rr_OtherExpensesOverAssets	0.11%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[91]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[92]	rr_ExpensesOverAssets	0.72%
Contractual expense reimbursement	[93]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	381
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 876
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2030 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2030 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[94]	rr_OtherExpensesOverAssets	0.21%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[95]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[96]	rr_ExpensesOverAssets	1.32%
Contractual expense reimbursement	[97]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	399
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	704
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,573
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2030 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[94]	rr_OtherExpensesOverAssets	0.11%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[95]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[96]	rr_ExpensesOverAssets	0.72%
Contractual expense reimbursement	[97]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	381
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 876
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2025 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2025 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.30%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[98]	rr_OtherExpensesOverAssets	0.20%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	[99]	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total annual fund operating expenses	[100]	rr_ExpensesOverAssets	1.32%
Contractual expense reimbursement	[101]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	399
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	704
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,573
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2025 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.30%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[98]	rr_OtherExpensesOverAssets	0.10%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	[99]	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total annual fund operating expenses	[100]	rr_ExpensesOverAssets	0.72%
Contractual expense reimbursement	[101]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	381
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 876
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2020 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2020 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[102]	rr_OtherExpensesOverAssets	0.21%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[103]	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total annual fund operating expenses	[104]	rr_ExpensesOverAssets	1.33%
Contractual expense reimbursement	[105]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,582
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2020 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[102]	rr_OtherExpensesOverAssets	0.11%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[103]	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total annual fund operating expenses	[104]	rr_ExpensesOverAssets	0.73%
Contractual expense reimbursement	[105]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 886
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2015 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2015 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[106]	rr_OtherExpensesOverAssets	0.22%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[107]	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	[108]	rr_ExpensesOverAssets	1.36%
Contractual expense reimbursement	[109]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	407
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	722
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,614
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2015 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[106]	rr_OtherExpensesOverAssets	0.12%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[107]	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	[108]	rr_ExpensesOverAssets	0.76%
Contractual expense reimbursement	[109]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	219
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	399
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 920
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2010 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2010 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.46%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[110]	rr_OtherExpensesOverAssets	0.24%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	[111]	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total annual fund operating expenses	[112]	rr_ExpensesOverAssets	1.37%
Contractual expense reimbursement	[113],[114]	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,622
(John Hancock Retirement Choices Portfolios - Classes R3 and R5) | (Retirement Choices at 2010 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.46%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[110]	rr_OtherExpensesOverAssets	0.14%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	[111]	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total annual fund operating expenses	[112]	rr_ExpensesOverAssets	0.77%
Contractual expense reimbursement	[113],[114]	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	400
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 928
(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2055 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2055 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.18%
Other expenses	[115]	rr_OtherExpensesOverAssets	1.80%
Acquired Fund Fees and Expenses	[116]	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total annual fund operating expenses	[117]	rr_ExpensesOverAssets	2.43%
Contractual expense reimbursement	[118],[119],[120]	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 590
(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2050 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2050 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Other expenses	[121]	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[122]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[123]	rr_ExpensesOverAssets	0.68%
Contractual expense reimbursement	[124],[125],[126]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 826
(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2045 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2045 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Other expenses	[127]	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	[128]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[129]	rr_ExpensesOverAssets	0.69%
Contractual expense reimbursement	[130],[131]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	198
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	361
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 837
(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2040 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2040 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.20%
Other expenses	[132]	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[133]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[134]	rr_ExpensesOverAssets	0.68%
Contractual expense reimbursement	[135],[136]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 826
(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2035 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2035 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.21%
Other expenses	[137]	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	[138]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[139]	rr_ExpensesOverAssets	0.69%
Contractual expense reimbursement	[140],[141]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 836
(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2030 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2030 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Other expenses	[142]	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	[143]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[144]	rr_ExpensesOverAssets	0.66%
Contractual expense reimbursement	[145],[146]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	190
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	347
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 803
(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2025 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2025 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.30%
Other expenses	[147]	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	[148]	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total annual fund operating expenses	[149]	rr_ExpensesOverAssets	0.67%
Contractual expense reimbursement	[150],[151]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 814
(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2020 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2020 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Other expenses	[152]	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[153]	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total annual fund operating expenses	[154]	rr_ExpensesOverAssets	0.68%
Contractual expense reimbursement	[155],[156]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	355
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 824
(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2015 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2015 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.45%
Other expenses	[157]	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	[158]	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	[159]	rr_ExpensesOverAssets	0.71%
Contractual expense reimbursement	[160],[161]	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 858
(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2010 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class R6) | (Retirement Choices at 2010 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.46%
Other expenses	[162]	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	[163]	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total annual fund operating expenses	[164]	rr_ExpensesOverAssets	0.73%
Contractual expense reimbursement	[165],[166],[167]	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	375
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 877
(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2055 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2055 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.18%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[168]	rr_OtherExpensesOverAssets	1.78%
Acquired Fund Fees and Expenses	[168]	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total annual fund operating expenses	[169]	rr_ExpensesOverAssets	2.46%
Contractual expense reimbursement	[170],[171]	rr_FeeWaiverOrReimbursementOverAssets	(1.93%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,136
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,649
(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2050 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2050 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[172]	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	[173]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[174]	rr_ExpensesOverAssets	0.72%
Contractual expense reimbursement	[175],[176]	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	209
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	380
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 875
(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2045 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2045 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.19%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses		rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	[177]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[178]	rr_ExpensesOverAssets	0.71%
Contractual expense reimbursement	[179]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	375
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 864
(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2040 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2040 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.20%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses		rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	[180]	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total annual fund operating expenses	[181]	rr_ExpensesOverAssets	0.71%
Contractual expense reimbursement	[182]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	375
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 864
(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2035 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2035 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.21%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[183]	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	[184]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[185]	rr_ExpensesOverAssets	0.70%
Contractual expense reimbursement	[186]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	204
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	370
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 852
(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2030 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2030 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[187]	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	[188]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[189]	rr_ExpensesOverAssets	0.70%
Contractual expense reimbursement	[190]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	204
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	370
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 852
(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2025 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2025 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.30%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[191]	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	[192]	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%
Total annual fund operating expenses	[193]	rr_ExpensesOverAssets	0.71%
Contractual expense reimbursement	[194]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	207
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	375
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 864
(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2020 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2020 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[195]	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	[196]	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total annual fund operating expenses	[197]	rr_ExpensesOverAssets	0.71%
Contractual expense reimbursement	[198]	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 862
(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2015 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2015 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses		rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	[199]	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	[200]	rr_ExpensesOverAssets	0.74%
Contractual expense reimbursement	[201]	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	388
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 896
(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2010 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Retirement Choices Portfolios - Class 1) | (Retirement Choices at 2010 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.46%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[202]	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	[203]	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total annual fund operating expenses	[204]	rr_ExpensesOverAssets	0.76%
Contractual expense reimbursement	[205],[206]	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 916
(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2055 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2055 Portfolio) | Class I
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Other expenses	[207]	rr_OtherExpensesOverAssets	21.74%
Acquired Fund Fees and Expenses	[207]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[208]	rr_ExpensesOverAssets	22.35%
Contractual expense reimbursement	[209],[210]	rr_FeeWaiverOrReimbursementOverAssets	(21.78%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,952
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,611
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,133
(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2050 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2050 Portfolio) | Class I
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Other expenses	[211]	rr_OtherExpensesOverAssets	23.89%
Acquired Fund Fees and Expenses	[212]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[213]	rr_ExpensesOverAssets	24.50%
Contractual expense reimbursement	[214],[215]	rr_FeeWaiverOrReimbursementOverAssets	(23.92%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	4,227
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,927
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,219
(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2045 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2045 Portfolio) | Class I
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Other expenses	[216]	rr_OtherExpensesOverAssets	19.20%
Acquired Fund Fees and Expenses	[217]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[218]	rr_ExpensesOverAssets	19.81%
Contractual expense reimbursement	[219],[220]	rr_FeeWaiverOrReimbursementOverAssets	(19.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,606
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,181
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,936
(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2040 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2040 Portfolio) | Class I
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Other expenses	[221]	rr_OtherExpensesOverAssets	15.28%
Acquired Fund Fees and Expenses	[222]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[223]	rr_ExpensesOverAssets	15.89%
Contractual expense reimbursement	[224],[225]	rr_FeeWaiverOrReimbursementOverAssets	(15.31%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,026
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,382
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,362
(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2035 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2035 Portfolio) | Class I
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Other expenses	[226]	rr_OtherExpensesOverAssets	15.52%
Acquired Fund Fees and Expenses	[227]	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	[228]	rr_ExpensesOverAssets	16.15%
Contractual expense reimbursement	[229],[230]	rr_FeeWaiverOrReimbursementOverAssets	(15.55%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,068
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,441
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,413
(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2030 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2030 Portfolio) | Class I
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Other expenses	[231]	rr_OtherExpensesOverAssets	12.06%
Acquired Fund Fees and Expenses	[232]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[233]	rr_ExpensesOverAssets	12.70%
Contractual expense reimbursement	[234],[235]	rr_FeeWaiverOrReimbursementOverAssets	(12.09%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,514
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,602
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,568
(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2025 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2025 Portfolio) | Class I
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.27%
Other expenses	[236]	rr_OtherExpensesOverAssets	10.75%
Acquired Fund Fees and Expenses	[237]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[238]	rr_ExpensesOverAssets	11.42%
Contractual expense reimbursement	[239],[240]	rr_FeeWaiverOrReimbursementOverAssets	(10.78%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,298
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,254
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,144
(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2020 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2020 Portfolio) | Class I
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.31%
Other expenses	[241]	rr_OtherExpensesOverAssets	15.74%
Acquired Fund Fees and Expenses	[242]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[243]	rr_ExpensesOverAssets	16.42%
Contractual expense reimbursement	[244],[245]	rr_FeeWaiverOrReimbursementOverAssets	(15.79%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,112
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,503
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,463
(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2015 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2015 Portfolio) | Class I
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.34%
Other expenses	[246]	rr_OtherExpensesOverAssets	19.01%
Acquired Fund Fees and Expenses	[247]	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	[248]	rr_ExpensesOverAssets	19.70%
Contractual expense reimbursement	[249],[250]	rr_FeeWaiverOrReimbursementOverAssets	(19.08%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 63
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,594
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,162
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,925
(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2010 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class I) | (Retirement Living through II 2010 Portfolio) | Class I
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Other expenses	[251]	rr_OtherExpensesOverAssets	12.52%
Acquired Fund Fees and Expenses	[252]	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total annual fund operating expenses	[253]	rr_ExpensesOverAssets	13.27%
Contractual expense reimbursement	[254],[255]	rr_FeeWaiverOrReimbursementOverAssets	(12.61%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,612
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,754
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,737
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2055 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2055 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[256]	rr_OtherExpensesOverAssets	21.90%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	21.65%
Acquired Fund Fees and Expenses	[256]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[257]	rr_ExpensesOverAssets	23.01%
Contractual expense reimbursement	[258],[259]	rr_FeeWaiverOrReimbursementOverAssets	(21.78%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	4,079
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,738
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,169
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2055 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[256]	rr_OtherExpensesOverAssets	21.80%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	21.65%
Acquired Fund Fees and Expenses	[256]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[257]	rr_ExpensesOverAssets	22.91%
Contractual expense reimbursement	[258],[259]	rr_FeeWaiverOrReimbursementOverAssets	(21.78%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	4,060
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,719
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,164
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2055 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[256]	rr_OtherExpensesOverAssets	21.70%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	21.65%
Acquired Fund Fees and Expenses	[256]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[257]	rr_ExpensesOverAssets	22.31%
Contractual expense reimbursement	[258],[259]	rr_FeeWaiverOrReimbursementOverAssets	(21.78%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,944
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,603
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,130
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2050 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2050 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[260]	rr_OtherExpensesOverAssets	24.04%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	23.79%
Acquired Fund Fees and Expenses	[261]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[262]	rr_ExpensesOverAssets	25.15%
Contractual expense reimbursement	[263],[264]	rr_FeeWaiverOrReimbursementOverAssets	(23.92%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	4,346
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	7,037
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,235
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2050 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[260]	rr_OtherExpensesOverAssets	23.94%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	23.79%
Acquired Fund Fees and Expenses	[261]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[262]	rr_ExpensesOverAssets	25.05%
Contractual expense reimbursement	[263],[264]	rr_FeeWaiverOrReimbursementOverAssets	(23.92%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	4,328
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	7,021
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,233
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2050 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[260]	rr_OtherExpensesOverAssets	23.84%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	23.79%
Acquired Fund Fees and Expenses	[261]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[262]	rr_ExpensesOverAssets	24.45%
Contractual expense reimbursement	[263],[264]	rr_FeeWaiverOrReimbursementOverAssets	(23.92%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	4,217
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,919
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,217
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2045 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2045 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[265]	rr_OtherExpensesOverAssets	19.35%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	19.10%
Acquired Fund Fees and Expenses	[266]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[267]	rr_ExpensesOverAssets	20.46%
Contractual expense reimbursement	[268],[269]	rr_FeeWaiverOrReimbursementOverAssets	(19.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,740
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,324
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,002
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2045 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[265]	rr_OtherExpensesOverAssets	19.25%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	19.10%
Acquired Fund Fees and Expenses	[266]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[267]	rr_ExpensesOverAssets	20.36%
Contractual expense reimbursement	[268],[269]	rr_FeeWaiverOrReimbursementOverAssets	(19.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,720
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,303
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,992
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2045 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[265]	rr_OtherExpensesOverAssets	19.15%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	19.10%
Acquired Fund Fees and Expenses	[266]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[267]	rr_ExpensesOverAssets	19.76%
Contractual expense reimbursement	[268],[269]	rr_FeeWaiverOrReimbursementOverAssets	(19.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,596
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,169
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,931
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2040 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2040 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[270]	rr_OtherExpensesOverAssets	15.43%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.18%
Acquired Fund Fees and Expenses	[271]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[272]	rr_ExpensesOverAssets	16.54%
Contractual expense reimbursement	[273],[274]	rr_FeeWaiverOrReimbursementOverAssets	(15.31%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 125
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,173
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,558
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,492
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2040 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[270]	rr_OtherExpensesOverAssets	15.33%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.18%
Acquired Fund Fees and Expenses	[271]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[272]	rr_ExpensesOverAssets	16.44%
Contractual expense reimbursement	[273],[274]	rr_FeeWaiverOrReimbursementOverAssets	(15.31%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,151
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,532
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,473
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2040 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[270]	rr_OtherExpensesOverAssets	15.23%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.18%
Acquired Fund Fees and Expenses	[271]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[272]	rr_ExpensesOverAssets	15.84%
Contractual expense reimbursement	[273],[274]	rr_FeeWaiverOrReimbursementOverAssets	(15.31%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,015
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,368
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,352
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2035 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2035 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[275]	rr_OtherExpensesOverAssets	15.67%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.42%
Acquired Fund Fees and Expenses	[276]	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	[277]	rr_ExpensesOverAssets	16.80%
Contractual expense reimbursement	[278],[279]	rr_FeeWaiverOrReimbursementOverAssets	(15.55%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,214
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,615
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,537
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2035 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[275]	rr_OtherExpensesOverAssets	15.57%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.42%
Acquired Fund Fees and Expenses	[276]	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	[277]	rr_ExpensesOverAssets	16.70%
Contractual expense reimbursement	[278],[279]	rr_FeeWaiverOrReimbursementOverAssets	(15.55%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,192
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,589
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,519
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2035 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[275]	rr_OtherExpensesOverAssets	15.47%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.42%
Acquired Fund Fees and Expenses	[276]	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	[277]	rr_ExpensesOverAssets	16.10%
Contractual expense reimbursement	[278],[279]	rr_FeeWaiverOrReimbursementOverAssets	(15.55%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,057
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,428
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,403
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2030 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2030 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[280]	rr_OtherExpensesOverAssets	12.21%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	11.96%
Acquired Fund Fees and Expenses	[281]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[282]	rr_ExpensesOverAssets	13.35%
Contractual expense reimbursement	[283],[284]	rr_FeeWaiverOrReimbursementOverAssets	(12.09%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,672
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,808
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,771
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2030 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[280]	rr_OtherExpensesOverAssets	12.11%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	11.96%
Acquired Fund Fees and Expenses	[281]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[282]	rr_ExpensesOverAssets	13.25%
Contractual expense reimbursement	[283],[284]	rr_FeeWaiverOrReimbursementOverAssets	(12.09%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,648
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,777
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,741
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2030 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[280]	rr_OtherExpensesOverAssets	12.01%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	11.96%
Acquired Fund Fees and Expenses	[281]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[282]	rr_ExpensesOverAssets	12.65%
Contractual expense reimbursement	[283],[284]	rr_FeeWaiverOrReimbursementOverAssets	(12.09%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,501
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,586
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,552
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2025 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2025 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.27%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[285]	rr_OtherExpensesOverAssets	10.90%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	10.65%
Acquired Fund Fees and Expenses	[286]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[287]	rr_ExpensesOverAssets	12.07%
Contractual expense reimbursement	[288],[289]	rr_FeeWaiverOrReimbursementOverAssets	(10.78%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,461
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,473
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,383
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2025 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.27%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[285]	rr_OtherExpensesOverAssets	10.80%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	10.65%
Acquired Fund Fees and Expenses	[286]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[287]	rr_ExpensesOverAssets	11.97%
Contractual expense reimbursement	[288],[289]	rr_FeeWaiverOrReimbursementOverAssets	(10.78%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,436
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,440
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,347
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2025 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.27%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[285]	rr_OtherExpensesOverAssets	10.70%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	10.65%
Acquired Fund Fees and Expenses	[286]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[287]	rr_ExpensesOverAssets	11.37%
Contractual expense reimbursement	[288],[289]	rr_FeeWaiverOrReimbursementOverAssets	(10.78%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,286
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,237
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,125
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2020 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2020 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.31%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[290]	rr_OtherExpensesOverAssets	15.89%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.64%
Acquired Fund Fees and Expenses	[291]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[292]	rr_ExpensesOverAssets	17.07%
Contractual expense reimbursement	[293],[294]	rr_FeeWaiverOrReimbursementOverAssets	(15.79%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 130
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,257
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,674
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,583
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2020 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.31%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[290]	rr_OtherExpensesOverAssets	15.79%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.64%
Acquired Fund Fees and Expenses	[291]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[292]	rr_ExpensesOverAssets	16.97%
Contractual expense reimbursement	[293],[294]	rr_FeeWaiverOrReimbursementOverAssets	(15.79%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,235
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,648
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,565
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2020 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.31%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[290]	rr_OtherExpensesOverAssets	15.69%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.64%
Acquired Fund Fees and Expenses	[291]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[292]	rr_ExpensesOverAssets	16.37%
Contractual expense reimbursement	[293],[294]	rr_FeeWaiverOrReimbursementOverAssets	(15.79%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,100
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,489
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,454
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2015 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2015 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.34%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[295]	rr_OtherExpensesOverAssets	19.16%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	18.91%
Acquired Fund Fees and Expenses	[296]	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	[297]	rr_ExpensesOverAssets	20.35%
Contractual expense reimbursement	[298],[299]	rr_FeeWaiverOrReimbursementOverAssets	(19.08%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,728
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,307
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,992
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2015 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.34%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[295]	rr_OtherExpensesOverAssets	19.06%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	18.91%
Acquired Fund Fees and Expenses	[296]	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	[297]	rr_ExpensesOverAssets	20.25%
Contractual expense reimbursement	[298],[299]	rr_FeeWaiverOrReimbursementOverAssets	(19.08%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,708
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,285
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,983
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2015 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.34%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[295]	rr_OtherExpensesOverAssets	18.96%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	18.91%
Acquired Fund Fees and Expenses	[296]	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	[297]	rr_ExpensesOverAssets	19.65%
Contractual expense reimbursement	[298],[299]	rr_FeeWaiverOrReimbursementOverAssets	(19.08%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,583
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,151
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,919
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2010 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2010 Portfolio) | Class R1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[300]	rr_OtherExpensesOverAssets	12.67%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	12.42%
Acquired Fund Fees and Expenses	[301]	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total annual fund operating expenses	[302]	rr_ExpensesOverAssets	13.92%
Contractual expense reimbursement	[303],[304]	rr_FeeWaiverOrReimbursementOverAssets	(12.61%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,768
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,954
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,925
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2010 Portfolio) | Class R3
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[300]	rr_OtherExpensesOverAssets	12.57%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	12.42%
Acquired Fund Fees and Expenses	[301]	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total annual fund operating expenses	[302]	rr_ExpensesOverAssets	13.82%
Contractual expense reimbursement	[303],[304]	rr_FeeWaiverOrReimbursementOverAssets	(12.61%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,745
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,924
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,897
(Retirement Living through II Portfolios - Classes R1, R3 and R5) | (Retirement Living through II 2010 Portfolio) | Class R5
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[300]	rr_OtherExpensesOverAssets	12.47%
Component1 Other Expenses		rr_Component1OtherExpensesOverAssets	0.05%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	12.42%
Acquired Fund Fees and Expenses	[301]	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total annual fund operating expenses	[302]	rr_ExpensesOverAssets	13.22%
Contractual expense reimbursement	[303],[304]	rr_FeeWaiverOrReimbursementOverAssets	(12.61%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,600
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,738
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,722
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2055 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2055 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[305]	rr_OtherExpensesOverAssets	21.90%
Component1 Other Expenses	[306]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	21.65%
Acquired Fund Fees and Expenses	[305]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[307]	rr_ExpensesOverAssets	22.76%
Contractual expense reimbursement	[308],[309],[310]	rr_FeeWaiverOrReimbursementOverAssets	(21.80%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	4,030
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,690
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,156
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2055 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[305]	rr_OtherExpensesOverAssets	21.75%
Component1 Other Expenses	[306]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	21.65%
Acquired Fund Fees and Expenses	[305]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[307]	rr_ExpensesOverAssets	22.61%
Contractual expense reimbursement	[308],[309],[310],[311]	rr_FeeWaiverOrReimbursementOverAssets	(21.90%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,995
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,657
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,148
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2050 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2050 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[312]	rr_OtherExpensesOverAssets	24.04%
Component1 Other Expenses	[313]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	23.79%
Acquired Fund Fees and Expenses	[314]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[315]	rr_ExpensesOverAssets	24.90%
Contractual expense reimbursement	[316],[317],[318]	rr_FeeWaiverOrReimbursementOverAssets	(23.94%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	4,299
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,995
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,230
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2050 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[312]	rr_OtherExpensesOverAssets	23.89%
Component1 Other Expenses	[313]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	23.79%
Acquired Fund Fees and Expenses	[314]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[315]	rr_ExpensesOverAssets	24.75%
Contractual expense reimbursement	[316],[317],[318],[319]	rr_FeeWaiverOrReimbursementOverAssets	(24.04%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	4,266
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,966
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,225
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2045 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2045 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[320]	rr_OtherExpensesOverAssets	19.34%
Component1 Other Expenses	[321]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	19.09%
Acquired Fund Fees and Expenses	[322]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[323]	rr_ExpensesOverAssets	20.20%
Contractual expense reimbursement	[324],[325],[326]	rr_FeeWaiverOrReimbursementOverAssets	(19.24%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,687
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,267
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,977
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2045 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[320]	rr_OtherExpensesOverAssets	19.20%
Component1 Other Expenses	[321]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	19.10%
Acquired Fund Fees and Expenses	[322]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[323]	rr_ExpensesOverAssets	20.06%
Contractual expense reimbursement	[324],[325],[326],[327]	rr_FeeWaiverOrReimbursementOverAssets	(19.35%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,650
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,231
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,962
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2040 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2040 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[328]	rr_OtherExpensesOverAssets	15.43%
Component1 Other Expenses	[329]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.18%
Acquired Fund Fees and Expenses	[330]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[331]	rr_ExpensesOverAssets	16.29%
Contractual expense reimbursement	[332],[333],[334]	rr_FeeWaiverOrReimbursementOverAssets	(15.33%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,116
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,490
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,443
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2040 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[328]	rr_OtherExpensesOverAssets	15.28%
Component1 Other Expenses	[329]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.18%
Acquired Fund Fees and Expenses	[330]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[331]	rr_ExpensesOverAssets	16.14%
Contractual expense reimbursement	[332],[333],[334],[335]	rr_FeeWaiverOrReimbursementOverAssets	(15.43%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,074
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,445
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,412
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2035 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2035 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[336]	rr_OtherExpensesOverAssets	15.67%
Component1 Other Expenses	[337]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.42%
Acquired Fund Fees and Expenses	[338]	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	[339]	rr_ExpensesOverAssets	16.55%
Contractual expense reimbursement	[340],[341],[342]	rr_FeeWaiverOrReimbursementOverAssets	(15.57%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,157
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,548
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,491
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2035 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[336]	rr_OtherExpensesOverAssets	15.53%
Component1 Other Expenses	[337]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.43%
Acquired Fund Fees and Expenses	[338]	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	[339]	rr_ExpensesOverAssets	16.41%
Contractual expense reimbursement	[340],[341],[342],[343]	rr_FeeWaiverOrReimbursementOverAssets	(15.68%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,117
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,505
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,463
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2030 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2030 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[344]	rr_OtherExpensesOverAssets	12.22%
Component1 Other Expenses	[345]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	11.97%
Acquired Fund Fees and Expenses	[346]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[347]	rr_ExpensesOverAssets	13.11%
Contractual expense reimbursement	[348],[349],[350]	rr_FeeWaiverOrReimbursementOverAssets	(12.12%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,611
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,731
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,697
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2030 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[344]	rr_OtherExpensesOverAssets	12.07%
Component1 Other Expenses	[345]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	11.97%
Acquired Fund Fees and Expenses	[346]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[347]	rr_ExpensesOverAssets	12.96%
Contractual expense reimbursement	[348],[349],[350],[351]	rr_FeeWaiverOrReimbursementOverAssets	(12.22%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,567
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,678
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,649
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2025 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2025 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.27%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[352]	rr_OtherExpensesOverAssets	10.90%
Component1 Other Expenses	[353]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	10.65%
Acquired Fund Fees and Expenses	[354]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[355]	rr_ExpensesOverAssets	11.82%
Contractual expense reimbursement	[356],[357],[358]	rr_FeeWaiverOrReimbursementOverAssets	(10.80%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,397
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,388
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,293
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2025 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.27%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[352]	rr_OtherExpensesOverAssets	10.75%
Component1 Other Expenses	[353]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	10.65%
Acquired Fund Fees and Expenses	[354]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[355]	rr_ExpensesOverAssets	11.67%
Contractual expense reimbursement	[356],[357],[358],[359]	rr_FeeWaiverOrReimbursementOverAssets	(10.90%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,352
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,332
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,236
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2020 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2020 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.31%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[360]	rr_OtherExpensesOverAssets	15.89%
Component1 Other Expenses	[361]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.64%
Acquired Fund Fees and Expenses	[362]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[363]	rr_ExpensesOverAssets	16.82%
Contractual expense reimbursement	[364],[365],[366]	rr_FeeWaiverOrReimbursementOverAssets	(15.81%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,200
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,608
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,538
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2020 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.31%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[360]	rr_OtherExpensesOverAssets	15.73%
Component1 Other Expenses	[361]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	15.63%
Acquired Fund Fees and Expenses	[362]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[363]	rr_ExpensesOverAssets	16.66%
Contractual expense reimbursement	[364],[365],[366],[367]	rr_FeeWaiverOrReimbursementOverAssets	(15.90%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,158
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,561
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,508
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2015 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2015 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.34%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[368]	rr_OtherExpensesOverAssets	19.16%
Component1 Other Expenses	[369]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	18.91%
Acquired Fund Fees and Expenses	[370]	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	[371]	rr_ExpensesOverAssets	20.10%
Contractual expense reimbursement	[372],[373],[374]	rr_FeeWaiverOrReimbursementOverAssets	(19.10%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,675
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,251
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,967
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2015 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.34%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[368]	rr_OtherExpensesOverAssets	19.01%
Component1 Other Expenses	[369]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	18.91%
Acquired Fund Fees and Expenses	[370]	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	[371]	rr_ExpensesOverAssets	19.95%
Contractual expense reimbursement	[372],[373],[374],[375]	rr_FeeWaiverOrReimbursementOverAssets	(19.20%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,638
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,213
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,951
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2010 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2010 Portfolio) | Class R2
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[376]	rr_OtherExpensesOverAssets	12.68%
Component1 Other Expenses	[377]	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	12.43%
Acquired Fund Fees and Expenses	[378]	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total annual fund operating expenses	[379]	rr_ExpensesOverAssets	13.68%
Contractual expense reimbursement	[380],[381],[382]	rr_FeeWaiverOrReimbursementOverAssets	(12.64%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,709
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,879
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,857
(Retirement Living through II Portfolios - Classes R2 and R4) | (Retirement Living through II 2010 Portfolio) | Class R4
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[376]	rr_OtherExpensesOverAssets	12.53%
Component1 Other Expenses	[377]	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses		rr_Component2OtherExpensesOverAssets	12.43%
Acquired Fund Fees and Expenses	[378]	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total annual fund operating expenses	[379]	rr_ExpensesOverAssets	13.53%
Contractual expense reimbursement	[380],[381],[382],[383]	rr_FeeWaiverOrReimbursementOverAssets	(12.74%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,665
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,828
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,812
(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2055 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2055 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Other expenses	[384]	rr_OtherExpensesOverAssets	21.65%
Acquired Fund Fees and Expenses	[384]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[385]	rr_ExpensesOverAssets	22.26%
Contractual expense reimbursement	[386],[387],[388]	rr_FeeWaiverOrReimbursementOverAssets	(21.80%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 3,945
(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2050 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2050 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Other expenses	[389]	rr_OtherExpensesOverAssets	23.79%
Acquired Fund Fees and Expenses	[390]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[391]	rr_ExpensesOverAssets	24.40%
Contractual expense reimbursement	[392],[393],[394],[395]	rr_FeeWaiverOrReimbursementOverAssets	(23.94%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	4,207
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,909
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,216
(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2045 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2045 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Other expenses	[396]	rr_OtherExpensesOverAssets	19.09%
Acquired Fund Fees and Expenses	[397]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[398]	rr_ExpensesOverAssets	19.70%
Contractual expense reimbursement	[399],[400],[401]	rr_FeeWaiverOrReimbursementOverAssets	(19.24%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,583
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,155
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,924
(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2040 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2040 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Other expenses	[402]	rr_OtherExpensesOverAssets	15.18%
Acquired Fund Fees and Expenses	[403]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[404]	rr_ExpensesOverAssets	15.79%
Contractual expense reimbursement	[405],[406],[407]	rr_FeeWaiverOrReimbursementOverAssets	(15.33%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,002
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,353
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,341
(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2035 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2035 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Other expenses	[408]	rr_OtherExpensesOverAssets	15.42%
Acquired Fund Fees and Expenses	[409]	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	[410]	rr_ExpensesOverAssets	16.05%
Contractual expense reimbursement	[411],[412],[413]	rr_FeeWaiverOrReimbursementOverAssets	(15.57%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,044
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,413
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,392
(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2030 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2030 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Other expenses	[414]	rr_OtherExpensesOverAssets	11.97%
Acquired Fund Fees and Expenses	[415]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[416]	rr_ExpensesOverAssets	12.61%
Contractual expense reimbursement	[417],[418],[419]	rr_FeeWaiverOrReimbursementOverAssets	(12.12%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,489
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,571
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,538
(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2025 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2025 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.27%
Other expenses	[420]	rr_OtherExpensesOverAssets	10.65%
Acquired Fund Fees and Expenses	[421]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[422]	rr_ExpensesOverAssets	11.32%
Contractual expense reimbursement	[423],[424],[425]	rr_FeeWaiverOrReimbursementOverAssets	(10.80%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 53
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,271
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,218
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,105
(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2020 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2020 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.31%
Other expenses	[426]	rr_OtherExpensesOverAssets	15.63%
Acquired Fund Fees and Expenses	[427]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[428]	rr_ExpensesOverAssets	16.31%
Contractual expense reimbursement	[429],[430],[431]	rr_FeeWaiverOrReimbursementOverAssets	(15.80%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,086
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,472
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,442
(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2015 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2015 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.34%
Other expenses	[432]	rr_OtherExpensesOverAssets	18.92%
Acquired Fund Fees and Expenses	[433]	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	[434]	rr_ExpensesOverAssets	19.61%
Contractual expense reimbursement	[435],[436],[437]	rr_FeeWaiverOrReimbursementOverAssets	(19.11%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,573
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,140
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,915
(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2010 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class R6) | (Retirement Living through II 2010 Portfolio) | Class R6
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Other expenses	[438]	rr_OtherExpensesOverAssets	12.42%
Acquired Fund Fees and Expenses	[439]	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total annual fund operating expenses	[440]	rr_ExpensesOverAssets	13.17%
Contractual expense reimbursement	[441],[442],[443]	rr_FeeWaiverOrReimbursementOverAssets	(12.63%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,586
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,721
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,706
(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2055 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2055 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[444]	rr_OtherExpensesOverAssets	21.63%
Acquired Fund Fees and Expenses	[445]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[446]	rr_ExpensesOverAssets	22.29%
Contractual expense reimbursement	[447],[448]	rr_FeeWaiverOrReimbursementOverAssets	(21.78%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,940
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,599
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,129
(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2050 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2050 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[449]	rr_OtherExpensesOverAssets	23.77%
Acquired Fund Fees and Expenses	[450]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[451]	rr_ExpensesOverAssets	24.43%
Contractual expense reimbursement	[452],[453]	rr_FeeWaiverOrReimbursementOverAssets	(23.92%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	4,214
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,915
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 10,217
(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2045 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2045 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[454]	rr_OtherExpensesOverAssets	19.08%
Acquired Fund Fees and Expenses	[455]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[456]	rr_ExpensesOverAssets	19.74%
Contractual expense reimbursement	[457],[458]	rr_FeeWaiverOrReimbursementOverAssets	(19.23%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,592
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,165
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,928
(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2040 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2040 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[459]	rr_OtherExpensesOverAssets	15.16%
Acquired Fund Fees and Expenses	[460]	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	[461]	rr_ExpensesOverAssets	15.82%
Contractual expense reimbursement	[462],[463]	rr_FeeWaiverOrReimbursementOverAssets	(15.31%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,010
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,363
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,347
(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2035 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2035 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.22%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[464]	rr_OtherExpensesOverAssets	15.40%
Acquired Fund Fees and Expenses	[465]	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%
Total annual fund operating expenses	[466]	rr_ExpensesOverAssets	16.08%
Contractual expense reimbursement	[467],[468]	rr_FeeWaiverOrReimbursementOverAssets	(15.55%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,052
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,422
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,398
(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2030 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2030 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.24%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[469]	rr_OtherExpensesOverAssets	11.95%
Acquired Fund Fees and Expenses	[470]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[471]	rr_ExpensesOverAssets	12.64%
Contractual expense reimbursement	[472],[473]	rr_FeeWaiverOrReimbursementOverAssets	(12.09%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,499
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,582
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,548
(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2025 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2025 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.27%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[474]	rr_OtherExpensesOverAssets	10.63%
Acquired Fund Fees and Expenses	[475]	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total annual fund operating expenses	[476]	rr_ExpensesOverAssets	11.35%
Contractual expense reimbursement	[477],[478]	rr_FeeWaiverOrReimbursementOverAssets	(10.78%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,281
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,230
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,118
(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2020 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2020 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.31%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[479]	rr_OtherExpensesOverAssets	15.62%
Acquired Fund Fees and Expenses	[480]	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total annual fund operating expenses	[481]	rr_ExpensesOverAssets	16.35%
Contractual expense reimbursement	[482],[483]	rr_FeeWaiverOrReimbursementOverAssets	(15.79%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,096
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	5,484
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,450
(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2015 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2015 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.34%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[484]	rr_OtherExpensesOverAssets	18.90%
Acquired Fund Fees and Expenses	[485]	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total annual fund operating expenses	[486]	rr_ExpensesOverAssets	19.64%
Contractual expense reimbursement	[487],[488]	rr_FeeWaiverOrReimbursementOverAssets	(19.08%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	3,581
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	6,149
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 9,918
(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2010 Portfolio)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Retirement Living through II Portfolios - Class 1) | (Retirement Living through II 2010 Portfolio) | Class 1
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	0.37%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	[489]	rr_OtherExpensesOverAssets	12.40%
Acquired Fund Fees and Expenses	[490]	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%
Total annual fund operating expenses	[491]	rr_ExpensesOverAssets	13.20%
Contractual expense reimbursement	[492],[493]	rr_FeeWaiverOrReimbursementOverAssets	(12.61%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	2,595
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	4,732
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 8,716

[1]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[2]	"Service plan fee" has been restated to reflect maximum allowable fees.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[6]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[7]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[8]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[9]	"Service plan fee" has been restated to reflect maximum allowable fees.
[10]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[11]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[12]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[13]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[14]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[15]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[16]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[17]	"Service plan fee" has been restated to reflect maximum allowable fees.
[18]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[19]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[20]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[21]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[22]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[23]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[24]	"Service plan fee" has been restated to reflect maximum allowable fees.
[25]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[26]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[27]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[28]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[29]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[30]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[31]	"Service plan fee" has been restated to reflect maximum allowable fees.
[32]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[33]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[34]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[35]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[36]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[37]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[38]	"Service plan fee" has been restated to reflect maximum allowable fees.
[39]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[40]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[41]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[42]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[43]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[44]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[45]	"Service plan fee" has been restated to reflect maximum allowable fees.
[46]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[47]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[48]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[49]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[50]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[51]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[52]	"Service plan fee" has been restated to reflect maximum allowable fees.
[53]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[54]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[55]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[56]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[57]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[58]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[59]	"Service plan fee" has been restated to reflect maximum allowable fees.
[60]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[61]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[62]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, and 0.25% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[63]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[64]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[65]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[66]	"Service plan fee" has been restated to reflect maximum allowable fees.
[67]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[68]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[69]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[70]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, and Class R4 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, and 0.25%% of average annual net assets (on an annualized basis) attributable to Class R1, Class R2, and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[71]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[72]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[73]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[74]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[75]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[76]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[77]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[78]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[79]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[80]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[81]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[82]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[83]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[84]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[85]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[86]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[87]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[88]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[89]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[90]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[91]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[92]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[93]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[94]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[95]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[96]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[97]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[98]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[99]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[100]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[101]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[102]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[103]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[104]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[105]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[106]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[107]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[108]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[109]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[110]	"Other expenses" have been estimated for the first year of operations of the fund's Class R3 and Class R5 shares.
[111]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[112]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[113]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[114]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[115]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[116]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[117]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[118]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[119]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[120]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[121]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[122]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[123]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[124]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[125]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[126]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[127]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[128]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[129]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[130]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[131]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[132]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[133]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[134]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[135]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[136]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[137]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[138]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[139]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[140]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[141]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[142]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[143]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[144]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[145]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[146]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[147]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[148]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[149]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[150]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[151]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[152]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[153]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[154]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[155]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[156]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[157]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[158]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[159]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[160]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[161]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[162]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[163]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[164]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[165]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[166]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[167]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[168]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[169]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[170]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[171]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[172]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[173]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[174]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[175]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[176]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[177]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[178]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[179]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[180]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[181]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[182]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[183]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[184]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[185]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[186]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[187]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[188]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[189]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[190]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[191]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[192]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[193]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[194]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[195]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[196]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[197]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[198]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[199]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[200]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[201]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[202]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[203]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[204]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[205]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[206]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[207]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[208]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[209]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[210]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[211]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[212]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[213]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[214]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[215]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[216]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[217]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[218]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[219]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[220]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[221]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[222]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[223]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[224]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[225]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[226]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[227]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[228]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[229]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[230]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[231]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[232]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[233]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[234]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[235]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[236]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[237]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[238]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[239]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[240]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[241]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[242]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[243]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[244]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[245]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[246]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[247]	Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[248]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[249]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[250]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[251]	"Other expenses" have been estimated for the first year of operations of the fund's Class I shares.
[252]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[253]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[254]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[255]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[256]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[257]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[258]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[259]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[260]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[261]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[262]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[263]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[264]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[265]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[266]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[267]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[268]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[269]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[270]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[271]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[272]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[273]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[274]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[275]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[276]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[277]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[278]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[279]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[280]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[281]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[282]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[283]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[284]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[285]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[286]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[287]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[288]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[289]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[290]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[291]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[292]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[293]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[294]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[295]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[296]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[297]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[298]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[299]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[300]	"Other expenses" have been estimated for the first year of operations of the fund's Class R1, Class R3 and Class R5 shares.
[301]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[302]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[303]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[304]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[305]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations
[306]	"Service plan fee" has been restated to reflect maximum allowable fees.
[307]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[308]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[309]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[310]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[311]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[312]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[313]	"Service plan fee" has been restated to reflect maximum allowable fees.
[314]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[315]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[316]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[317]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[318]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[319]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[320]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[321]	"Service plan fee" has been restated to reflect maximum allowable fees.
[322]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[323]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[324]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[325]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[326]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[327]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[328]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[329]	"Service plan fee" has been restated to reflect maximum allowable fees.
[330]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[331]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[332]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[333]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[334]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[335]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[336]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[337]	"Service plan fee" has been restated to reflect maximum allowable fees.
[338]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[339]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[340]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[341]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[342]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[343]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[344]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[345]	"Service plan fee" has been restated to reflect maximum allowable fees.
[346]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[347]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[348]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[349]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[350]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[351]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[352]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[353]	"Service plan fee" has been restated to reflect maximum allowable fees.
[354]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[355]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[356]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[357]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[358]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[359]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[360]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[361]	"Service plan fee" has been restated to reflect maximum allowable fees.
[362]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[363]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[364]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[365]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[366]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[367]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[368]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[369]	"Service plan fee" has been restated to reflect maximum allowable fees.
[370]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[371]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[372]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[373]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[374]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[375]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[376]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[377]	"Service plan fee" has been restated to reflect maximum allowable fees.
[378]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[379]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[380]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[381]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2 and Class R4 shares of the fund to the extent they exceed 0.50% and 0.25% of average annual net assets (on an annualized basis) attributable to Class R2 and Class R4 (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[382]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[383]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.
[384]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[385]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[386]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[387]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[388]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[389]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[390]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[391]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[392]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[393]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[394]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[395]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[396]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[397]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[398]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[399]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[400]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[401]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[402]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[403]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[404]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[405]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[406]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[407]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[408]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[409]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[410]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[411]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[412]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[413]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[414]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[415]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[416]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[417]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[418]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[419]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[420]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[421]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[422]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[423]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[424]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[425]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[426]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[427]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[428]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[429]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[430]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[431]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[432]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[433]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[434]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[435]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[436]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[437]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[438]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[439]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[440]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[441]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[442]	The advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[443]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[444]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[445]	Expense amounts represent an annualized estimate of the fund's expenses for its first full fiscal year of operations.
[446]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[447]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[448]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[449]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[450]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[451]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[452]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[453]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[454]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[455]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[456]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[457]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[458]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[459]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[460]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[461]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[462]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[463]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[464]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[465]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[466]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[467]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[468]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[469]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[470]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[471]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[472]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[473]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[474]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[475]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[476]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[477]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[478]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.20% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[479]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[480]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[481]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[482]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[483]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.22% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[484]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[485]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[486]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[487]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[488]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.24% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[489]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[490]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[491]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[492]	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.05% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[493]	The advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses including underlying fund expenses ("Acquired fund fees") to reduce the total annual fund operating expenses of the fund by 0.26% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.